Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) - Parent Company	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	1.13%	1.31%	1.52%
Risk-free interest rate, maximum	1.47%	1.36%	1.77%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	38.91%	40.04%	40.96%
Expected volatility range, maximum	40.09%	40.57%	41.59%
Weighted average expected volatility	39.37%	40.21%	41.36%
Expected life			4 years 6 months 26 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 9 months	5 years 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life	5 years 11 months 1 day	5 years 1 month 17 days